Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Revenue:
Software sales	$ 6,128	$ 21,966
Consulting services	38,624	69,900
Other income	3,267	326
Total Revenue	48,019	92,192
Expense
Compensation and Related Expense	21,139	230,712
Depreciation and Amortization	9,571	97,807
Branch Office Expense		8,096
Professional Services	8,330	45,078
Information Processing Expense	12,801	37,223
Marketing Expense	5,904	18,639
Bank, Brokerage, and Credit Card Expense	3,219	6,070
Impairment Expense		214,440
Product Development Expense	50,290	1,781
Communication Expense	4,131	4,601
State & Local Taxes	1,698	2,435
Travel & Entertainment	24	5,395
Dues and Subscriptions	316	2,328
Miscellaneous expenses		2,764
Bad Debts		34,675
Total Expenses	117,423	712,044
Loss From Operations	(69,404)	(619,852)
Other Expenses
(Gain) Loss on Note Conversions	(3,250)	61,141
Interest expense	119,501	89,794
Loss on Sale of Marketable Securities		5,703
Total Other Expenses	116,251	156,638
Net Loss before income taxes	(185,655)	(776,490)
Income tax expense
Net Loss	$ (185,655)	$ (776,490)
Basic and Diluted Net Loss Per Share $	$ (0.02)	$ (0.31)
Weighted Average Number Of Shares Outstanding (Basic and Diluted)	11,496,462	2,515,516